SHARE BASED COMPENSATION - Share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based compensation
Share-based compensation expenses		¥ 75,736	¥ 23,999	¥ 14,488
Income tax benefit		0	0	0
Processing and servicing cost
Share-based compensation
Share-based compensation expenses	$ 909	5,916	1,067	472
Sales and marketing expenses
Share-based compensation
Share-based compensation expenses	1,016	6,611	4,009	3,194
Research and development expenses
Share-based compensation
Share-based compensation expenses	2,627	17,089	9,068	3,736
General and administrative expenses
Share-based compensation
Share-based compensation expenses	$ 7,088	¥ 46,120	¥ 9,855	¥ 7,086